Investment in Equity Accounted Joint Venture	6 Months Ended
Jun. 30, 2018
Equity Method Investments and Joint Ventures [Abstract]
Investment in Equity Accounted Joint Venture
3.	Investment in equity accounted joint venture

	December 31, 2017	June 30, 2018
	(in thousands)
Ethylene marine export terminal	—	10,475

Total	$—	$10,475

On January 30, 2018, the Company entered into the Export Terminal Joint Venture, pursuant to which the Company has a 50% economic interest in building and operating the Marine Export Terminal.